Schedule of Investments (unaudited)
June 30, 2024
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 64.6%
BlackRock Emerging Markets Fund, Inc., Class K	1,272,934	$ 31,887,007
BlackRock Technology Opportunities Fund, Class K(b)	468,017	33,364,944
BlackRock Unconstrained Equity Fund, Class K(b)	2,199,246	31,779,103
iShares Core S&P 500 ETF	482,349	263,955,843
iShares MSCI EAFE Growth ETF(c)	1,072,580	109,724,934
iShares MSCI EAFE Value ETF	905,340	48,019,234
iShares MSCI Emerging Markets ex China ETF	843,228	49,919,098
iShares MSCI U.S.A. Momentum Factor ETF(c)	253,708	49,440,078
iShares MSCI U.S.A. Quality Factor ETF	1,056,734	180,447,898
iShares S&P 500 Growth ETF(c)	1,636,720	151,462,069
iShares S&P 500 Value ETF	360,043	65,531,426
iShares U.S. Technology ETF	228,177	34,340,638
		1,049,872,272
Fixed-Income Funds — 35.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	10,218,462	95,746,990
BlackRock U.S. Mortgage Portfolio	8,999,032	79,191,485
iShares 20+ Year Treasury Bond ETF	679,556	62,369,650
iShares Core Total USD Bond Market ETF	2,845,989	128,695,623
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	348,697	30,852,710
Master Total Return Portfolio	$ 177,839,989	177,839,989
		574,696,447
Total Long-Term Investments — 100.0% (Cost: $1,471,577,416)		1,624,568,719
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(a)(d)(e)	88,038,065	$ 88,064,476
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(a)(d)	832,336	832,336
Total Short-Term Securities — 5.5% (Cost: $88,899,107)		88,896,812
Total Investments — 105.5% (Cost: $1,560,476,523)		1,713,465,531
Liabilities in Excess of Other Assets — (5.5)%		(88,585,152)
Net Assets — 100.0%		$ 1,624,880,379
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 88,076,555(a)	$ —	$ (9,784)	$ (2,295)	$ 88,064,476	88,038,065	$ 108,952(b)	$ —
BlackRock Emerging Markets Fund, Inc., Class K	40,307,933	34,543,742	(45,742,509)	194,394	2,583,447	31,887,007	1,272,934	505,436	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	828,609	3,727(a)	—	—	—	832,336	832,336	116,935	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ —	$ 97,627,300	$ (1,779,589)	$ (14,691)	$ (86,030)	$ 95,746,990	10,218,462	$ 1,402,189	$ —
BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	121,512,569	6,985,254	(153,820,091)	34,122,707	(8,800,439)	—	—	886,774	—
BlackRock Technology Opportunities Fund, Class K	—	32,024,445	(136,386)	2,631	1,474,254	33,364,944	468,017	—	—
BlackRock U.S. Mortgage Portfolio	38,963,125	41,004,098	(2,155,616)	(55,902)	1,435,780	79,191,485	8,999,032	2,382,113	—
BlackRock Unconstrained Equity Fund, Institutional Class(c)	—	29,179,765	(29,694,477)	514,712	—	—	—	—	—
BlackRock Unconstrained Equity Fund, Class K	—	31,223,020	(136,386)	(77)	692,546	31,779,103	2,199,246	—	—
iShares 20+ Year Treasury Bond ETF	43,561,779	18,929,440	(1,841,519)	(202,054)	1,922,004	62,369,650	679,556	1,565,388	—
iShares Core S&P 500 ETF	271,675,454	114,873,167	(208,347,743)	30,014,669	55,740,296	263,955,843	482,349	3,293,333	—
iShares Core S&P Mid-Cap ETF(c)	12,932,039	185,961	(12,698,691)	(1,506,946)	1,087,637	—	—	—	—
iShares Core Total USD Bond Market ETF	104,865,859	47,845,317	(26,945,551)	(1,381,322)	4,311,320	128,695,623	2,845,989	3,462,928	—
iShares Global Energy ETF(c)	—	31,577,783	(31,812,544)	234,761	—	—	—	213,887	—
iShares High Yield Systematic Bond ETF(c)	—	23,355,036	(23,055,479)	(299,557)	—	—	—	239,053	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	20,202,102	43,090,880	(64,803,536)	382,884	1,127,670	—	—	313,931	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,736,999	15,858,334	(817,257)	(5,854)	1,080,488	30,852,710	348,697	767,796	—
iShares MSCI EAFE Growth ETF	70,246,992	59,203,881	(26,621,008)	105,260	6,789,809	109,724,934	1,072,580	1,335,549	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Value ETF	$ 94,551,549	$ 7,466,545	$ (62,605,154)	$ 3,853,766	$ 4,752,528	$ 48,019,234	905,340	$ 3,073,471	$ —
iShares MSCI Emerging Markets ex China ETF	—	47,295,889	(1,027,138)	(2,503)	3,652,850	49,919,098	843,228	589,561	—
iShares MSCI U.S.A. Min Vol Factor ETF(c)	28,493,618	373,433	(28,839,047)	(1,224,494)	1,196,490	—	—	—	—
iShares MSCI U.S.A. Momentum Factor ETF	—	47,825,921	(843,106)	(18,911)	2,476,174	49,440,078	253,708	91,379	—
iShares MSCI U.S.A. Quality Factor ETF	95,267,696	130,952,716	(71,641,611)	13,429,376	12,439,721	180,447,898	1,056,734	1,154,378	—
iShares S&P 100 ETF(c)	—	27,935,334	(32,027,146)	4,091,812	—	—	—	91,339	—
iShares S&P 500 Growth ETF	26,656,637	175,527,444	(65,638,288)	2,901,016	12,015,260	151,462,069	1,636,720	286,365	—
iShares S&P 500 Value ETF	—	70,831,500	(8,268,071)	265,653	2,702,344	65,531,426	360,043	607,069	—
iShares TIPS Bond ETF(c)	20,683,946	314,180	(20,758,386)	(1,003,917)	764,177	—	—	34,197	—
iShares Treasury Floating Rate Bond ETF(c)	71,478,656	4,970,234	(76,272,375)	(5,268)	(171,247)	—	—	1,634,956	—
iShares U.S. Infrastructure ETF(c)	13,322,492	762,294	(15,776,877)	1,681,629	10,462	—	—	88,686	—
iShares U.S. Technology ETF	27,163,893	12,966,535	(21,023,310)	5,633,274	9,600,246	34,340,638	228,177	130,905	—
Master Total Return Portfolio	229,788,178	—	(59,062,581)(a)(d)	(3,673,126)	10,787,518	177,839,989	$177,839,989	8,359,880	—
SL Liquidity Series, LLC, Money Market Series(c)	98,839,590	—	(98,840,891)(a)	2,745	(1,444)	—	—	117,798(b)	—
				$ 88,026,883	$ 129,581,566	$ 1,713,465,531		$ 32,854,248	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 60/40 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,446,728,730	$ —	$ —	$ 1,446,728,730
Short-Term Securities
Money Market Funds	88,896,812	—	—	88,896,812
	$ 1,535,625,542	$ —	$ —	1,535,625,542
Investments valued at NAV(a)				177,839,989
				$ 1,713,465,531
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
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